Stock-based Compensation - Additional Information 1 (Detail) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) Unit $ / shares $ / EquityUnit	Dec. 31, 2015 USD ($) Unit $ / shares $ / EquityUnit shares	Dec. 31, 2014 USD ($) Unit $ / shares $ / EquityUnit	Dec. 31, 2013 USD ($) $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Performance multiplier, minimum	0.00%	0.00%
Performance multiplier, maximum	200.00%	300.00%
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense recognized		$ 6.0	$ 7.3	$ 9.8
Grant date fair value of share units, per share | $ / shares	$ 5.45	$ 26.70	$ 101.20	$ 82.20
Unrecognized compensation cost related to unvested restricted stock	$ 4.4	$ 5.1
Period in which compensation cost expected to be recognized	2 years 1 month 6 days	1 year 9 months 18 days
Fair value of restricted stock vested		$ 3.7	$ 10.0	$ 7.0
Restricted stock grant date fair value	$ 1.3
Potential Performance Shares (PSU)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense recognized		$ 2.1	$ 3.4	$ 3.0
Unrecognized compensation cost related to unvested restricted stock	$ 1.7
Period in which compensation cost expected to be recognized	1 year 8 months 12 days
Performance Periods		The performance periods consist of one year, two years and three years, respectively
Performance share units, risk free interest rate		1.10%	0.60%
Performance share units, Minimum volatility		37.00%	38.00%
Performance share units, Maximum volatility		65.00%	70.00%
Number of units granted | Unit	60,013	94,250	37,792
Restricted stock grant date fair value		$ 0.7	$ 3.7
Grant date fair value of share units, per unit | $ / EquityUnit	7.00	7.30	99.05
Performance multiplier assumed | shares		1
Minimum final number of shares of common stock issuable based on performance multiplier | shares		0
Maximum final number of shares of common stock issuable based on performance multiplier | shares		280,035
Performance multiplier, minimum		0.00%
Performance multiplier, maximum		200.00%
Unrecognized expense, performance share units		$ 2.0
Term for Amortization of Performance Share Compensation cost		through December 31, 2017.
Minimum | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amortized vesting period of restricted stock		1 year
Minimum | Potential Performance Shares (PSU)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amortized vesting period of restricted stock		1 year
Maximum | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amortized vesting period of restricted stock		4 years
Maximum | Potential Performance Shares (PSU)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amortized vesting period of restricted stock		3 years